Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases
The following table presents minimum future rental payments under these contractual lease obligations as of December 31, 2013 (dollars in thousands):

Years Ending December 31: (1)
2014	$5,611
2015	5,528
2016	5,579
2017	4,604
2018	3,134
Thereafter	13,660
Total minimum lease payments	$38,116
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(1)	Includes the extension of the lease in the Dallas, Texas office that occurred in January 2014.